Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 4,064	¥ 3,050	¥ 6,874
Increase-tax position in prior years	1,457	1,430	277
Increase-tax position in current year	187	51	2,135
Decrease-tax position in prior years	(324)	(33)	(868)
Settlements with taxing authorities	(16)	(428)	(5,350)
Lapse of statute of limitations	(564)	(6)	(18)
Balance at end of year	¥ 4,804	¥ 4,064	¥ 3,050